Collateral and guarantees	12 Months Ended
Dec. 31, 2023
Collateral and guarantees
Collateral and guarantees

10.Collateral and guarantees

On December 31, 2023, the Company had advanced the amount of $15,269 as collateral related to the obligation to pay interest on export prepayment contract loans for the development of industrial plant (Note 15). The amounts are determined based on an estimate of the loan interest expected for the first twelve-month period established in the loan agreement. The settlement of the collateral will occur at the maturity of the agreement together with its final settlement.